SCHEDULE OF RIGHT OF USE ASSETS AND LIABILITIES (Details) $ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Right-of-use Rou Assets And Lease Payable
Right-of-use assets	$ 1,369	$ 1,772	$ 1,772
Operating lease ROU asset, accumulated amortization	(660)	(855)	(789)
Operating lease ROU asset, net	709	917	983
Finance lease liabilities	61	79	336
Operating lease liabilities	56	72	72
Total	117	151	408
Current portion	47	61	154
Non-current portion	14	18	182
Total	61	79	336
Current portion	29	37	37
Non-current portion	27	35	35
Total	$ 56	$ 72	$ 72